Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Fair value of Financial Instruments	The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2024, and December 31, 2023:

	December 31, 2024		December 31, 2023
	Level 1	Level 2	Level 1	Level 2
Financial instruments (current asset)	40	1,238	228	203
Financial instruments (non-current asset)	16,461	16,907	14,279	11,394
Financial instruments (current liability)	320	8	202	536
Financial instruments (non-current liability)	—	4,625	—	8,653

Fair Value of Company's Publicly Traded Debt	The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2024 and December 31, 2023, which is considered to be level 1 in the fair value hierarchy.

	December 31, 2024		December 31, 2023
Carrying value	Ps.	148,204	Ps.	136,824
Fair value		132,174		125,043

Disclosure of Outstanding Interest Rate Swap Agreements
As of December 31, 2024, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2027	Ps.	2,339	Ps.	—	Ps.	1
2032		10,134		(1,784)		—
As of December 31, 2023, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	2	Ps.	—	Ps.	65
2032		8,447		(1,381)		—

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
As of December 31, 2024, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	8,052	Ps.	(138)	Ps.	560

As of December 31, 2023, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	11,449	Ps.	(573)	Ps.	36

Disclosure of Outstanding Cross Currency Swap Agreements
As of December 31, 2024, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	4,483	Ps.	—	Ps.	679
2026		7,243		(1)		547
2027		19,300		(137)		836
2028		6,819		(211)		—
2029		2,182		—		615
2030		26,086		(68)		3,166
2033		263		(31)		—
2035		10,000		(2,248)		—
2043		12,492		—		3,588
2050		3,471		—		1,714

As of December 31, 2023, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	954	Ps.	(35)	Ps.	103
2025		49,834		(2)		119
2026		6,045		(1,017)		98
2027		8,949		(1,391)		9
2028		6,009		—		89
2029		20		—		337
2030		13,633		(803)		—
2032		845		(51)		—
2033		4,931		—		117
2035		10,000		(3,809)		—
2043		5,398		—		1,877
2050		3,471		—		1,235

Disclosure of Fair Value of Commodity Price Contracts
As of December 31, 2024, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	3,108	Ps.	(183)	Ps.	6
2026		2,214		(118)		—
2027		440		(27)		—
As of December 31, 2023, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	2,593	Ps.	(130)	Ps.	206
2025		745		(72)		—

As of December 31, 2024, Coca-Cola FEMSA had the following aluminum price contracts:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2024	December 31, 2024
2025	Ps.	828	Ps. (2)	Ps.	33

As of December 31, 2023, Coca-Cola FEMSA had the following aluminum price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	647	Ps.	—	Ps.	21

As of December 31, 2024, the Company had the following diesel price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	22	Ps.	—	Ps.	—

As of December 31, 2024, the Company had the following PX + MEG price contracts:

	Notional	Fair Value Liability	Fair Value Asset
Maturity Date	Amount	December 31, 2024	December 31, 2024
2025	72	(5)	—
As of December 31, 2024, the Company had the following outstanding option agreements to purchase foreign currency:

	Notional		Liability		Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	3,701	Ps.	(24)	Ps.	248

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria

	Impact in Consolidated
	Income Statement	December 31, 2024		December 31, 2023		December 31, 2022
Cross-currency swaps (1)	Interest expense	Ps.	—	Ps.	(392)	Ps.	(1)
Cross-currency swaps (1)	Foreign exchange		—		(747)		(5)
Interest rate swaps	Interest expense		—		—		—
Forward agreements to purchase foreign currency	Foreign exchange		(3)		180		565
Commodity price contracts	Cost of goods sold		(15)		430		614
Options to purchase foreign currency	Cost of goods sold		39		—		—
Forward agreements to purchase foreign currency	Cost of goods sold		136		(1,834)		(681)

(1)This amount corresponds to the settlement of cross-currency swaps portfolio in Brazil presented as part of the other financial activities.

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes

	Impact in Consolidated
Type of Derivatives	Income Statement	December 31, 2024		December 31, 2023		December 31, 2022
Cross currency swaps and interest rate swaps	Market value gain (loss) on financial instruments	Ps.	938	Ps.	141	Ps.	(2,270)

Disclosure of Sensitivity Analysis of Market Risks Management
The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
2024
FEMSA (1)	+13% MXN/USD	Ps.	15
	‑13% MXN/USD		(15)
	+5% CHF/EUR		125
	‑5% CHF/EUR		(125)
	+7% CHF/USD		7
	‑7% CHF/USD		(7)
Coca-Cola FEMSA	+13% MXN/USD		183
	‑13% MXN/USD		(183)
	+13% BRL/USD		50
	‑13% BRL/USD		(50)
	+11% COP/USD		34
	‑11% COP/USD		(34)
	+2% ARS/USD		11
	‑2% ARS/USD		(11)
	+5% UYU/USD		13
	‑5% UYU/USD		(13)
	+5% CRC/USD		14
	-5% CRC/USD		(14)

2023
FEMSA (1)	+11% MXN/USD	Ps.	9
	‑11% MXN/USD		(9)
	+7% CHF/EUR		78
	‑7% CHF/EUR		(78)

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
	+7% EUR/USD		(6)
	‑7% EUR/USD		6
Coca-Cola FEMSA	+11% MXN/USD		465
	‑11% MXN/USD		(465)
	+12% BRL/USD		521
	‑12% BRL/USD		(521)
	+16% COP/USD		225
	‑16% COP/USD		(225)
	+120% ARS/USD		685
	‑120% ARS/USD		(685)
	+5% UYU/USD		20
	‑5% UYU/USD		(20)
	+7% CRC/USD		15
	-7% CRC/USD		(15)

2022
FEMSA (1)	+10% MXN/USD	Ps.	6
	‑10% MXN/USD		(6)
	+10% MXN/EUR		1
	‑10% MXN/EUR		(1)
	+7% CHF/EUR		44
	‑7% CHF/EUR		(44)
Coca-Cola FEMSA	+10% MXN/USD		512
	‑10% MXN/USD		(512)
	+18% BRL/USD		550
	‑18% BRL/USD		(550)
	+7% UYU/USD		25
	‑7% UYU/USD		(25)
	+17% COP/USD		112
	‑17% COP/USD		(112)
	+3% ARS/USD		10
	‑3% ARS/USD		(10)
	+7% CRC/USD		24
	-7% CRC/USD		(24)
(1)Does not include Coca-Cola FEMSA

	Change in
Cross Currency Swaps (1)	Exchange Rate	Effect on Equity		Effect on Profit or Loss
2024
FEMSA (2)	+13% MXN/USD	Ps.	—	Ps.	2,424
	‑13% MXN/USD		—		(2,424)
	+13% BRL/USD		—		163
	‑13% BRL/USD		—		(163)
	+6% PEN/USD		—		16
	‑6% PEN/USD		—		(16)
	+11% COP/USD		—		434
	‑11% COP/USD		—		(434)
	+12% CLP/USD		—		709

	‑12% CLP/USD		—		(709)
Coca-Cola FEMSA	+13% MXN/USD		1,863		—
	‑13% MXN/USD		(1,863)		—
	+13% BRL/USD		2,187		—
	‑13% BRL/USD		(2,187)		—

2023
FEMSA (2)	+14% CLP/USD	Ps.	—	Ps.	678
	‑14% CLP/USD		—		(678)
	+11% MXN/USD		—		1,796
	‑11% MXN/USD		—		(1,796)
	+16% COP/USD		—		425
	‑16% COP/USD		—		(425)
	+12% BRL/USD		—		34
	‑12% BRL/USD		—		(34)
	+8% EUR/USD		—		742
	‑8% EUR/USD		—		(742)
Coca-Cola FEMSA	+11% MXN/USD		1,314		—
	‑11% MXN/USD		(1,314)		—
	+12% BRL/USD		1,683		—
	‑12% BRL/USD		(1,683)		—

2022
FEMSA (2)	+21% CLP/USD	Ps.	—	Ps.	966
	‑21% CLP/USD		—		(996)
	+10% MXN/USD		—		2,647
	‑10% MXN/USD		—		(2,647)
	+21% COP/USD		—		354
	‑21% COP/USD		—		(354)
	+18% USD/BRL		—		18
	‑18% USD/BRL		—		(18)
	+10% EUR/USD		—		1,315
	‑10% EUR/USD		—		(1,315)
	+10% EUR/MXN		—		902
	‑10% EUR/MXN		—		(902)
Coca-Cola FEMSA	+10% MXN/USD		1,220		—
	‑10% MXN/USD		(1,220)		—
	+18% BRL/USD		2,893		—
	‑18% BRL/USD		(2,893)		—

(1)Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(2)Does not include Coca-Cola FEMSA.

	Change in
Net Cash in Foreign Currency (2)	Exchange Rate	Effect on Profit or Loss
2024
FEMSA (1)	+13% EUR/ +13 % USD	Ps.	14,855
	‑13% EUR/ -13 % USD		(14,855)
Coca-Cola FEMSA	+13% USD		1,397
	‑13% USD		(1,397)

2023
FEMSA (1)	+11% EUR/ +11 % USD	Ps.	14,617
	‑11% EUR/ -11 % USD		(14,617)
Coca-Cola FEMSA	+11% USD		1,797
	‑11% USD		(1,797)

2022
FEMSA (1)	+10% EUR/ +10 % USD	Ps.	1,779
	‑10% EUR/ -10 % USD		(1,779)
Coca-Cola FEMSA	+10% USD		2,282
	‑10% USD		(2,282)

(1)Does not include Coca-Cola FEMSA.
(2)Differential for the variation in total cash at the exchange rate as of December 31, 2024 and exchange rate sensitivity.

	Change in
Commodity Price Contracts	U.S.$ Rate	Effect on Equity
2024
Coca-Cola FEMSA	Sugar -29%	Ps.	(1,578)
	Alumimum -22%	Ps.	(189)

2023
Coca-Cola FEMSA	Sugar -29%	Ps.	(765)
	Alumimum -22%	Ps.	(2,812)

2022
Coca-Cola FEMSA	Sugar -22%	Ps.	(333)
	Alumimum -35%	Ps.	(4,520)

	Change in
Options to purchase foreign currency (MXN to USD)	U.S.$ Rate	Effect on Equity
2024
Coca-Cola FEMSA	(13)%	Ps.	(136)
2023
Coca-Cola FEMSA	—%	Ps.	—
2022
Coca-Cola FEMSA	(35)%	Ps.	(4,520)

Change in
Options to purchase foreign currency (BRL to USD)	U.S.$ Rate	Effect on Equity
2024
Coca-Cola FEMSA	(13)%	Ps.	(119)
2023
Coca-Cola FEMSA	—%	Ps.	—
2022
Coca-Cola FEMSA	—%	Ps.	—

Change in
Options to purchase foreign currency (COP to USD)	U.S.$ Rate	Effect on Equity
2024
Coca-Cola FEMSA	(11)%	Ps.	(54)
2023
Coca-Cola FEMSA	—%	Ps.	—
2022
Coca-Cola FEMSA	—%	Ps.	—

Summary of Sensitivity Analysis of Interest Rate Risks Management
The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

	Change in
Interest Rate Swap (1)	Bps.	Effect on Equity
2024
FEMSA (2)	(100 Bps.)	Ps.	(148)

2023
FEMSA (2)	(100 Bps.)	Ps.	(9)

2022
FEMSA (2)	(100 Bps.)	Ps.	(90)

(1)The sensitivity analysis effects include all subsidiaries of the Company.
(2)Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2024		2023		2022
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(258)	Ps.	(250)	Ps.	(249)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The following table reflects all contractually fixed pay-offs for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected net cash outflows from derivative financial liabilities that are in place as of December 31, 2024. Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest and excluding lease liabilities) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing on December 31, 2024.

	2025		2026		2027		2028		2029		2030 and thereafter		Total
Non-derivative financial liabilities:
Notes and bonds	Ps.	4,306	Ps.	16,326	Ps.	11,498	Ps.	18,382	Ps.	7,627	Ps.	117,900	Ps.	176,039
Loans from Banks		7,784		662		734		546		211		57		9,994
Derivative financial liabilities		(1,161)		(1,397)		(1,307)		(726)		(902)		(3,978)		(9,471)

Disclosure of Financial Liabilities That Are Part of Supplier Finance Arrangements
All trade payables subject to the supplier finance arrangement, included in the table below, are recorded as suppliers in the consolidated statement of financial position.

	2024		2023
Carrying amount of trade payables that are part of a supplier finance arrangement	Ps.	10,590	Ps.	2,416
Of which suppliers have received payment		22,001		823

January 01, 2023
Ps.	3,697
2,831

Summary of Financial Instruments to Hedge Exposure to Foreign Exchange Rates and Interest Rates
As of December 31, 2024, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months	6‑12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	1,455	126	—
Average exchange rate MXN/USD	18.74	20.71	—
Net exposure	951	45	—
Average exchange rate BRL/USD	5.50	6.07	—
Net exposure	275	22	—
Average exchange rate COP/USD	4,134	4,164	—
Net exposure	517	60	—
Average exchange rate ARS/USD	1,198	1,286	—
Net exposure	169	113	—
Average exchange rate URY/USD	41.59	44.13	—
Net exposure	240	152	—
Average exchange rate CRC/USD	531.13	540.05	—
Foreign exchange currency swap contracts
Net exposure	—	—	35,064
Average exchange rate MXN/USD	—	—	20.51
Net exposure	—	—	17,903
Average exchange rate BRL/USD	—	—	5.09
Net exposure	561	593	2,761
Average exchange rate COP/USD	3,817.00	3,420.15	4,271.98
Net exposure	—	—	325
Average exchange rate CLP/USD	—	—	816.00
Net exposure	—	—	583

Average exchange rate EUR/USD	—	—	1.09
Net exposure	—	—	67
Average exchange rate PEN/USD	—	—	3.74
Foreign exchange currency options contracts
Notional amount (in millions of pesos)	568	1,127	—
Average exchange rate MXN/USD	19.55	20.61	—
Notional amount (in millions of pesos)	472	928	—
Average exchange rate BRL/USD)	5.77	6.04	—
Notional amount (in millions of pesos)	307	299	—
Average exchange rate COP/USD)	4,313.00	4,361.66	—
Interest rate risk
Interest rate swaps
Net exposure	—	—	10,134
Interest rate average BRL	—	—	0.16%
Net exposure	—	2	—
Interest rate average CLP	—	6.10%	—
Commodities risk
Aluminum	440	389	—
Average price (USD/Ton)	2,480.15	2,542.39	—
Diesel (in millions of pesos)	11	11	—
Average price (USD/Gallons)	2.14	2.14	—
PX+MEG (in millions of pesos)	72	—	—
Average proce (USD/Ton)	950.00	—	—
Sugar	3,476	1,500	787
Average price (USD cent/Lb)	19.38	19.14	17.94

As of December 31, 2023, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months		6‑12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	3,049	Ps.	1,781	Ps.	—
Average exchange rate MXN/USD		18.39		18.40		—
Net exposure		2,486		1,370		—
Average exchange rate BRL/USD		5.10		5.07		—
Net exposure		757		334		—
Average exchange rate COP/USD		4,436		4,316		—
Net exposure		150		—		—
Average exchange rate ARS/USD		668.06		—		—
Net exposure		344		163		—
Average exchange rate URY/USD		40.18		40.66		—
Net exposure		154		117		—
Average exchange rate CRC/USD		558.89		556.00		—
Foreign exchange currency swap contracts

	Maturity
	1‑6 months	6‑12 months	More than 12
Net exposure	—	—	43,095
Average exchange rate MXN/USD	—	—	17.77
Net exposure	174	—	14,022
Average exchange rate BRL/USD	4.81	—	5.05
Net exposure	—	1,109	1,822
Average exchange rate COP/USD	—	3,601.94	3,743.16
Net exposure	—	286,246	2,082
Average exchange rate CLP/USD	—	870.50	764.40
Net exposure	—	—	10,939
Average exchange rate EUR/USD	—	—	1.09
Interest rate risk
Interest rate swaps
Net exposure	—	—	8,447
Interest rate average BRL	—	—	0.16%
Net exposure	—	2	—
Interest rate average CLP	—	3.57%	—
Commodities risk
Aluminum	298	349	—
Average price (USD/Ton)	2,304	2,364	—
Sugar	1,703	890	745
Average price (USD cent/Lb)	22.43	22.18	22.62

Reconciliation Per Category of Equity Components and Analysis of OCI Components, Net of Tax Generated by Cash Flow Hedges
As of December 31, 2024, a reconciliation per category of equity components and an analysis of OCI components, net of tax; generated by the cash flow hedges were as follows:

	Hedging
	reserve
Balances at beginning of the period	Ps.	956
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		844
Foreign exchange currency risk – Other stock		1,436
Interest rate risk		(64)
Commodity price contracts – Purchase of stock		(4,747)
The amounts reclassified to profit and loss:
Foreign exchange currency risk – Other stock		4,708
Interest rate risk		(45)
The amounts included in non-financial costs:
Foreign exchange currency risk – Purchase of stock		(98)
Commodity price contracts – Purchase of stock		(2)
Taxes due to changes in reserves during the period		133
Balances at the end of the period	Ps.	3,121

Schedule of Reconciliation of Each Component of Equity and Analysis of Other Comprehensive Income
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign currency option		Cross-currency swaps		Interest rate swaps		Commodity price contracts		Equity holders of the parent		Non-controlling interest		Total
As at January 1, 2023	Ps.	(223)	Ps.	2,049	Ps.	111	Ps.	22	Ps.	1,958	Ps.	(77)	Ps.	1,881
Financial instruments – purchases		(350)		50		—		(59)		(359)		(608)		(967)
Change in fair value of financial instruments recognized in OCI		(595)		(1,514)		64		128		(1,917)		(2,078)		(3,995)
Amount reclassified from OCI to profit or loss		848		2,698		201		(171)		3,576		746		4,322
Foreign currency revaluation of the net foreign operations		—		1,277		—		—		1,277		1,577		2,854
Effects of changes in foreign exchange rates		2		—		—		(1)		1		—		1
Tax effect		45		(3,335)		(19)		33		(3,276)		136		(3,140)
As at December 31, 2023	Ps.	(273)	Ps.	1,225	Ps.	357	Ps.	(48)	Ps.	1,260	Ps.	(304)	Ps.	956
Financial instruments – purchases		41		(261)		—		88		(54)		332		278
Change in fair value of financial instruments recognized in OCI		345		6,898		(64)		(133)		7,082		3,949		11,031
Amount reclassified from OCI to profit or loss		(45)		(4,039)		—		(1)		(4,103)		(125)		(4,228)
Foreign currency revaluation of the net foreign operations		—		(2,194)		—		—		(2,194)		(2,842)		(5,036)
Effects of changes in foreign exchange rates		12		(14)		—		(1)		(3)		(10)		(13)
Tax effect		(105)		733		(64)		15		548		(415)		133
As at December 31, 2024	Ps.	(25)	Ps.	2,348	Ps.	229	Ps.	(80)	Ps.	2,536	Ps.	585	Ps.	3,121